Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and cash Equivalents	Note 12 – Cash and cash equivalents
	December 31,
	2 0 2 3	2 0 2 2	2 0 2 3
	NIS	NIS	US Dollars

Short-term bank deposits	126,873	132,061	34,980
Cash in bank	10,593	18,546	2,921
	137,466	150,607	37,901